Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Refund asset	$ 299	$ 0
Refund liability	327	0
Variable consideration	0	0	$ 0
Contract liability, current	214	163
Contract liability, non-current	245	0
Other long-term liabilities	814	246
Deferred revenue on consolidated balance sheet	163	$ 1,644
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Disaggregation of Revenue
Remaining unearned revenue	$ 214
Revenue recognized over remaining contract term	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue
Remaining unearned revenue	$ 245
Revenue recognized over remaining contract term	1 year